Calvert
Emerging Markets Focused Growth Fund
September 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Brazil — 40.4%
Banco BTG Pactual SA	35,357	$ 320,603
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,193	153,794
Itau Unibanco Holding SA, PFC Shares	26,712	196,090
Localiza Rent a Car SA	77,266	572,717
MercadoLibre, Inc.(1)	175	408,964
NU Holdings Ltd., Class A(1)	20,214	323,626
Raia Drogasil SA	94,114	325,723
TOTVS SA	4,388	37,868
XP, Inc., Class A	16,189	304,191
		$2,643,576
China — 0.2%
Meituan, Class B(1)(2)	900	$12,023
		$12,023
India — 31.5%
AU Small Finance Bank Ltd.(2)	19,270	$158,855
Bajaj Finance Ltd.	18,430	207,365
Bharti Airtel Ltd.	19,423	410,786
Eternal Ltd.(1)	81,998	301,026
HDFC Bank Ltd.	20,240	216,906
HDFC Bank Ltd. ADR	2,022	69,071
ICICI Bank Ltd.	15,695	237,862
Laurus Labs Ltd.(2)	28,511	271,081
Mahindra & Mahindra Ltd.	4,914	189,654
		$2,062,606
Mexico — 7.9%
Fomento Economico Mexicano SAB de CV ADR	1,554	$153,271
Grupo Financiero Banorte SAB de CV, Class O	36,175	363,320
		$516,591
Taiwan — 14.1%
E Ink Holdings, Inc.	31,000	$246,291
eMemory Technology, Inc.	420	27,945
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	651,567
		$925,803
Total Common Stocks (identified cost $5,153,135)		$6,160,599

Short-Term Investments — 7.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	464,864	$ 464,864
Total Short-Term Investments (identified cost $464,864)		$ 464,864

Total Investments — 101.2% (identified cost $5,617,999)	$6,625,463
Other Assets, Less Liabilities — (1.2)%	$ (79,431)
Net Assets — 100.0%	$6,546,032

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $441,959 or 6.8% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

Economic Sectors	% of Net Assets
Financials	36.6%
Information Technology	14.7
Consumer Discretionary	13.9
Industrials	8.8
Consumer Staples	7.3
Communication Services	6.3
Health Care	4.1
Utilities	2.4
Total	94.1%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

Calvert
Emerging Markets Focused Growth Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $464,864, which represents 7.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$513,863	$2,405,991	$(2,454,990)	$ —	$ —	$464,864	$14,319	464,864

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$2,643,576	$ —	$ —	$2,643,576
China	—	12,023	—	12,023
India	69,071	1,993,535	—	2,062,606
Mexico	516,591	—	—	516,591
Taiwan	—	925,803	—	925,803
Total Common Stocks	$3,229,238	$2,931,361(1)	$ —	$6,160,599
Short-Term Investments	$464,864	$ —	$ —	$464,864
Total Investments	$3,694,102	$2,931,361	$ —	$6,625,463

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
2